Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Feb. 29, 2012	Jun. 30, 2011
Document Information [Line Items]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Trading Symbol	TCFC
Entity Registrant Name	TRI COUNTY FINANCIAL CORP /MD/
Entity Central Index Key	0000855874
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		3,023,613
Entity Public Float			$ 36,900,000